NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) vessel tanker	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Term of lease or charter		5 years
Volkswagen Group
Property, Plant and Equipment [Line Items]
Total installments paid	$ 14.9
Number of dual-fuel car carriers | vessel	2
Term of lease or charter	10 years
K Line
Property, Plant and Equipment [Line Items]
Total installments paid	$ 31.2
Number of dual-fuel car carriers | vessel	2
Term of lease or charter	10 years
Trafigura
Property, Plant and Equipment [Line Items]
Term of lease or charter	5 years
Newbuild vessel deposit	$ 11.0
Number of Suezmax tankers | tanker	2